Quarterly Report
August 31, 2024
MFS®  Global Opportunistic
Bond Fund
GLB-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.6%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031 (n)		$368,000	$387,639
Boeing Co., 5.805%, 5/01/2050		1,688,000	1,593,210
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		1,198,000	1,340,733
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	697,606
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$1,511,000	1,557,178
			$5,576,366
Airlines – 0.1%
easyJet PLC, 3.75%, 3/20/2031	EUR	600,000	$659,047
Asset-Backed & Securitized – 7.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.122%, 11/15/2054 (i)		$11,718,858	$525,040
ACREC 2021-FL1 Ltd., “C”, FLR, 7.603% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,481,389
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.451% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		204,000	201,260
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.051% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,195,989
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.301% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,039,638
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.653% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,697,782
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.354% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,279,283
AREIT 2022-CRE6 Trust, “C”, FLR, 7.503% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	521,942
AREIT 2022-CRE6 Trust, “D”, FLR, 8.203% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	553,899
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.722%, 4/15/2053 (i)		1,417,239	77,924
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.399%, 7/15/2054 (i)		9,250,006	557,159
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.719%, 2/15/2054 (i)		14,871,431	1,140,352
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.908%, 7/15/2053 (i)		12,454,740	710,458
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)		6,378,204	313,554
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)		19,790,798	795,432
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.371%, 7/15/2054 (i)		20,120,050	1,134,145
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.378%, 8/15/2054 (i)		20,781,738	1,267,302
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 7.178% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	933,520
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7.727% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	747,951
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.501% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	621,820
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.751% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	561,319
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		1,577,204	1,620,893
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		93,547	96,415
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.753% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,100,000	1,019,670
BXMT 2021-FL4 Ltd., “B”, FLR, 7.003% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		2,995,500	2,677,611
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		487,035	480,376
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		381,350	366,645
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		785,100	789,972
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		256,196	256,237
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		1,300,333	1,305,128
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)		7,768,388	276,185
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.082%, 6/15/2063 (i)		11,340,518	530,081
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.141%, 6/15/2064 (i)		9,412,533	476,064
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		2,344,000	2,124,007
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “A-3”, 5.614%, 8/15/2057		2,268,309	2,344,403
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “AS”, 6.182%, 8/15/2057		1,128,169	1,164,484
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		169,196	169,172
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		1,580,784	1,595,484
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)		194,910	196,470
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,792
Empire District Bondco LLC, 4.943%, 1/01/2033		1,494,000	1,516,022
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		731,000	736,032
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		606,933	618,247
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	153,989
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	152,410

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.599% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		$990,500	$966,280
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 7.003% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		2,483,500	2,422,180
GLS Auto Receivables Trust, 2024-3A, “A”, 5.59%, 10/15/2029 (n)		1,006,000	1,017,010
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		366,257	366,318
KREF 2021-FL2 Ltd., “B”, FLR, 7.103% ((SOFR - 1mo. + 0.114%) + 1.65%), 2/15/2039 (n)		2,155,000	2,072,558
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.451% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,368,982
MF1 2021-FL5 Ltd., “C”, FLR, 7.151% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	636,140
MF1 2021-FL6 Ltd., “AS”, FLR, 6.903% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,500,000	2,449,326
MF1 2021-FL6 Ltd., “B”, FLR, 7.103% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,706,550
MF1 2022-FL8 Ltd., “C”, FLR, 7.535% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,093,626
MF1 2024-FL14 LLC, “A”, FLR, 7.079% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		2,323,000	2,322,250
MF1 2024-FL14 LLC, “AS”, FLR, 7.581% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		886,959	886,679
MF1 2024-FL14 LLC, “B”, FLR, 8.031% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	847,926
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.408%, 5/15/2054 (i)		5,682,905	324,922
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.314%, 6/15/2054 (i)		16,742,174	845,200
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		1,031,689	1,036,458
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		2,431,512	2,446,197
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		512,853	516,779
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,753,006	1,777,215
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	670,000	872,648
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.601% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$1,212,000	1,174,240
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.253% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,191,184
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.553% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	228,479
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.853% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	786,565
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		1,355,456	1,358,658
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.641%, 4/15/2054 (i)		9,230,913	648,891
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.625%, 8/15/2054 (i)		15,395,979	1,092,888
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.204% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		74,541	74,572
			$76,654,668
Automotive – 0.6%
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,580,000	$1,779,517
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		$1,291,000	1,315,688
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	884,410
LKQ Corp., 6.25%, 6/15/2033		716,000	751,970
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	570,000	635,276
Volkswagen Leasing GmbH, 4%, 4/11/2031		690,000	774,633
			$6,141,494
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$395,000	$368,727
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,700,000	2,626,431
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$340,000	297,211
			$3,292,369
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$496,000	$513,178
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		746,000	801,382
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	299,552
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	777,065
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,740,000	1,655,397
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	720,000	833,295
			$4,879,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.7%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	1,310,000	$1,492,306
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$1,712,000	1,535,892
Heidelberg Materials AG, 3.95%, 7/19/2034	EUR	1,020,000	1,141,663
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$2,141,000	2,081,891
Vulcan Materials Co., 3.5%, 6/01/2030		1,079,000	1,021,485
			$7,273,237
Business Services – 0.6%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	770,000	$817,248
Fiserv, Inc., 4.4%, 7/01/2049		$1,046,000	896,707
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,387,000	1,371,690
Mastercard, Inc., 3.3%, 3/26/2027		523,000	512,678
Mastercard, Inc., 3.85%, 3/26/2050		691,000	573,623
Visa, Inc., 3.65%, 9/15/2047		1,125,000	918,751
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	1,160,000	1,284,945
			$6,375,642
Cable TV – 0.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,252,000	$960,835
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		1,379,000	1,424,752
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		338,000	257,136
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	1,421,208	1,618,000
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,090,000	1,027,174
Ziggo B.V., 3.375%, 2/28/2030	EUR	2,525,000	2,480,412
			$7,768,309
Chemicals – 0.0%
DSM B.V., 3.625%, 7/02/2034	EUR	370,000	$415,219
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$888,000	$591,445
Microsoft Corp., 2.675%, 6/01/2060		607,000	393,935
Oracle Corp., 4%, 7/15/2046		717,000	570,583
			$1,555,963
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$953,000	$974,355
Conglomerates – 0.7%
Illinois Tool Works, Inc., 3.375%, 5/17/2032	EUR	790,000	$881,779
nVent Finance S.à r.l., 5.65%, 5/15/2033		$748,000	767,344
Regal Rexnord Corp., 6.05%, 4/15/2028		1,598,000	1,651,281
TriMas Corp., 4.125%, 4/15/2029 (n)		1,909,000	1,779,232
Veralto Corp., 4.15%, 9/19/2031	EUR	649,000	742,478
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$505,000	506,492
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		465,000	484,253
			$6,812,859
Consumer Products – 0.4%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,647,000	$1,727,319
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	1,060,000	1,037,784
Kenvue, Inc., 5.05%, 3/22/2053		$1,259,000	1,254,158
			$4,019,261
Consumer Services – 0.8%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$547,004
Amber Finco PLC, 6.625%, 7/15/2029		600,000	686,616
Compass Group PLC, 3.25%, 2/06/2031		920,000	1,015,237
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		431,000	500,758

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031	EUR	670,000	$778,441
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$1,886,000	1,353,655
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,944,000	1,798,351
Verisure Holding AB, 5.5%, 5/15/2030 (n)	EUR	567,000	645,891
Verisure Midholding AB, 5.25%, 2/15/2029		1,090,000	1,197,490
			$8,523,443
Containers – 0.2%
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	1,902,000	$2,129,803
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$517,737
Arrow Electronics, Inc., 5.875%, 4/10/2034		866,000	885,917
			$1,403,654
Electronics – 0.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,079,000	$2,107,191
Intel Corp., 5.7%, 2/10/2053		560,000	535,556
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	388,568
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	191,081
			$3,222,396
Emerging Market Quasi-Sovereign – 2.8%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,310,000	$1,380,412
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,881,000	1,968,446
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	838,000	926,325
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		1,452,000	1,620,722
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$3,445,000	3,058,457
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,081,640
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,198,992
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,629,502
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	1,064,907
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	1,073,476
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		400,000	407,432
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	605,027
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,105,497
Petroleos Mexicanos, 10%, 2/07/2033		748,000	768,417
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,032,678
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		1,551,000	1,584,377
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,138,021
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	2,452,883
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,000,000	1,051,329
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,984,000	2,027,606
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,230,000	1,224,293
Uzbek Industrial and Construction Bank ATB, 8.95%, 7/24/2029 (n)		992,000	982,080
			$29,382,519
Emerging Market Sovereign – 15.4%
Dominican Republic, 7.05%, 2/03/2031 (n)		$789,000	$845,603
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,221,593
Dominican Republic, 5.875%, 1/30/2060		1,500,000	1,378,635
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	8,004,000	8,885,019
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	272,588,000	6,256,096
Oriental Republic of Uruguay, 9.75%, 7/20/2033		110,220,000	2,731,098
People's Republic of China, 3.13%, 11/21/2029	CNY	104,500,000	15,674,006
People's Republic of China, 2.88%, 2/25/2033		125,020,000	18,658,638
Republic of Albania, 5.9%, 6/09/2028	EUR	849,000	978,192
Republic of Angola, 9.125%, 11/26/2049		$900,000	756,162
Republic of Benin, 6.875%, 1/19/2052	EUR	1,100,000	985,677

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Bulgaria, 5%, 3/05/2037		$1,584,000	$1,571,882
Republic of Costa Rica, 7.3%, 11/13/2054		1,415,000	1,530,064
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,600,000	2,471,784
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,575,189
Republic of Hungary, 6.125%, 5/22/2028 (n)		1,031,000	1,069,075
Republic of Hungary, 2%, 5/23/2029	HUF	3,045,000,000	7,221,298
Republic of Hungary, 5.5%, 6/16/2034 (n)		$1,064,000	1,076,003
Republic of Hungary, 7%, 10/24/2035	HUF	930,000,000	2,743,641
Republic of India, 7.18%, 8/14/2033	INR	623,400,000	7,543,526
Republic of Korea, 2.375%, 12/10/2027	KRW	7,000,000,000	5,142,786
Republic of Korea, 1.875%, 6/10/2029		41,064,110,000	29,262,638
Republic of Korea, 1.375%, 6/10/2030		32,432,080,000	22,196,811
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	751,053
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,460,000	1,461,706
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,876,403
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,581,496
Republic of Romania, 5.875%, 1/30/2029 (n)		408,000	415,662
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,963,927
Republic of Serbia, 1.65%, 3/03/2033		1,077,000	920,031
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	675,467
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	696,000	559,708
Republic of Serbia, 2.05%, 9/23/2036		100,000	80,418
Republic of Turkey, 7.625%, 5/15/2034		$566,000	589,885
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,846,055
United Mexican States, 7.75%, 5/29/2031	MXN	73,300,000	3,359,721
United Mexican States, 6.338%, 5/04/2053		$496,000	485,733
			$159,342,681
Energy - Independent – 0.9%
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		$1,152,000	$1,133,153
Diamondback Energy, Inc., 5.75%, 4/18/2054		964,000	964,392
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		668,000	665,008
Occidental Petroleum Corp., 6.45%, 9/15/2036		1,052,000	1,140,123
Occidental Petroleum Corp., 6.05%, 10/01/2054		352,000	357,981
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,357,000	1,423,508
Pioneer Natural Resources Co., 2.15%, 1/15/2031		1,246,000	1,083,816
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		1,195,000	1,310,720
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		1,351,000	1,422,904
			$9,501,605
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$621,167
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	830,000	964,593
BP Capital Markets B.V., 0.933%, 12/04/2040		760,000	540,775
Eni S.p.A., 3.875%, 1/15/2034		1,160,000	1,300,626
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	829,380
OMV AG, 3.25%, 9/04/2031		610,000	671,567
			$4,928,108
Engineering - Construction – 0.1%
John Deere Bank S.A., 3.3%, 10/15/2029	EUR	520,000	$578,746
Financial Institutions – 0.8%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$986,988
Ayvens S.A., 3.875%, 7/16/2029	EUR	700,000	784,835
Citycon Treasury B.V., 6.5%, 3/08/2029		292,000	331,342
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028		1,190,000	1,143,927
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$546,000	556,504
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026	EUR	1,640,000	1,520,533

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 12/31/2164	EUR	2,600,000	$1,040,905
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	540,651
VGP N.V., 1.5%, 4/08/2029		900,000	871,657
			$7,777,342
Food & Beverages – 1.4%
Anheuser-Busch InBev S.A./N.V., 3.95%, 3/22/2044	EUR	610,000	$676,098
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,509,000	1,430,303
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		697,000	730,416
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,771,395
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	924,644
Constellation Brands, Inc., 3.15%, 8/01/2029		403,000	377,667
Constellation Brands, Inc., 2.25%, 8/01/2031		435,000	370,746
Diageo Finance PLC, 3.375%, 8/30/2035	EUR	930,000	1,020,861
Heineken N.V., 3.812%, 7/04/2036		910,000	1,015,104
JBS USA Food Co., 6.5%, 12/01/2052		$633,000	666,828
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,595,000	1,433,244
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,184,000	1,011,559
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	1,100,000	1,220,269
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		$1,729,000	1,641,585
			$14,290,719
Gaming & Lodging – 0.4%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	1,432,000	$1,678,146
Las Vegas Sands Corp., 3.9%, 8/08/2029		$1,355,000	1,271,735
Las Vegas Sands Corp., 6.2%, 8/15/2034		348,000	356,397
Marriott International, Inc., 2.85%, 4/15/2031		1,183,000	1,049,566
			$4,355,844
Industrial – 0.3%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$1,043,809
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,201,170
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		1,302,000	1,255,482
			$3,500,461
Insurance – 0.4%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,000,000	$843,055
Corebridge Financial, Inc., 4.35%, 4/05/2042		1,425,000	1,226,025
Lincoln National Corp., 5.852%, 3/15/2034		969,000	1,010,023
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		997,000	1,054,188
			$4,133,291
Insurance - Health – 0.4%
Bupa Finance PLC, 4%, 3/24/2172	GBP	1,335,000	$1,305,891
Elevance Health, Inc., 5.375%, 6/15/2034		$858,000	889,119
UnitedHealth Group, Inc., 5.15%, 7/15/2034		1,231,000	1,264,872
UnitedHealth Group, Inc., 4.625%, 7/15/2035		763,000	756,812
			$4,216,694
Insurance - Property & Casualty – 0.7%
American International Group, Inc., 5.125%, 3/27/2033		$1,090,000	$1,111,575
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		564,000	620,205
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		788,000	799,384
Brown & Brown, Inc., 5.65%, 6/11/2034		757,000	780,319
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,850,000	1,374,339
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$872,000	910,164
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,302,000	1,359,610

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	$792,216
			$7,747,812
International Market Quasi-Sovereign – 1.3%
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029	EUR	1,000,000	$1,144,513
CNP Assurances SACA, 4.875%, 7/16/2054		300,000	339,076
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		240,000	263,946
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028		1,120,000	1,260,519
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	757,363
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		940,000	1,056,989
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	697,623
La Banque Postale S.A. (Republic of France), 3.5%, 6/13/2030		1,000,000	1,110,452
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.25%, 7/18/2029		280,000	312,446
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		1,100,000	1,070,499
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$1,122,000	1,178,826
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	1,140,000	1,292,434
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	744,019
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	870,000	875,067
Swisscom Finance B.V., 3.5%, 11/29/2031		1,090,000	1,227,755
			$13,331,527
International Market Sovereign – 24.3%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	24,190,000	$14,644,831
Commonwealth of Australia, 2.75%, 5/21/2041		11,725,000	6,467,259
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	443,535
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,921,982
Government of Canada, 1.25%, 6/01/2030	CAD	13,893,000	9,346,603
Government of Canada, 1.5%, 6/01/2031		32,608,000	21,897,313
Government of Canada, 2%, 6/01/2032		13,001,000	8,919,478
Government of Japan, 1.2%, 12/20/2034	JPY	1,250,000,000	8,751,881
Government of Japan, 2.4%, 12/20/2034		5,632,000,000	43,933,376
Government of Japan, 0.3%, 12/20/2039		2,328,600,000	13,445,160
Government of Japan, 0.4%, 3/20/2050		2,449,000,000	11,452,287
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	4,750,000	5,245,793
Kingdom of Spain, 3.45%, 10/31/2034 (n)		21,618,000	24,609,849
Kingdom of Spain, 3.9%, 7/30/2039 (n)		13,280,000	15,454,683
Kingdom of Spain, 4%, 10/31/2054		3,251,000	3,727,735
Republic of Italy, 4.1%, 2/01/2029		22,868,000	26,406,205
Republic of Italy, 1.45%, 3/01/2036		12,094,000	10,530,892
Republic of Italy, 4.15%, 10/01/2039 (n)		4,775,000	5,359,328
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	3,885,000	4,165,001
United Kingdom Treasury, 1.25%, 10/22/2041		6,261,000	5,180,220
United Kingdom Treasury, 1.5%, 7/22/2047		1,616,000	1,226,473
United Kingdom Treasury, 3.75%, 7/22/2052		7,503,000	8,687,013
			$251,816,897
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	1,192,000	$785,925
Province of British Columbia, 2.95%, 6/18/2050		1,117,000	659,425
			$1,445,350
Machinery & Tools – 0.8%
AGCO Corp., 5.8%, 3/21/2034		$1,059,000	$1,089,176
CNH Industrial Capital LLC, 5.5%, 1/12/2029		843,000	871,872
CNH Industrial N.V., 3.75%, 6/11/2031	EUR	1,150,000	1,272,151
John Deere Capital Corp., 3.45%, 7/16/2032		930,000	1,041,177
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$2,079,000	2,209,890
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	1,764,648
			$8,248,914

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 3.4%
Banca Popolare di Sondrio S.p.A., 4.125% to 6/04/2029, FLR (EUR Swap Rate - 1yr. + 1.3%) to 6/04/2030	EUR	540,000	$604,990
Banco BPM S.p.A., 4.625%, 11/29/2027		620,000	710,787
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$745,000	761,048
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	767,689
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		1,310,000	1,312,840
BPER Banca S.p.A., 4% to 5/22/2030, FLR (EURIBOR - 3mo. + 1.25%) to 5/22/2031	EUR	590,000	659,287
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,469,965
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		1,214,000	1,278,229
Credit Agricole S.A., 3.75%, 1/23/2031	EUR	900,000	1,003,704
Credit Agricole S.A., 3.75%, 1/22/2034		900,000	1,017,950
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$771,000	726,110
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	1,070,000	1,269,379
ING Groep N.V., 4.375% to 8/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.65%) to 8/15/2034		900,000	1,005,101
ING Groep N.V., 4.25% to 8/26/2030, FLR (EUR Swap Rate - 5yr. + 1.78%) to 8/26/2035		300,000	331,802
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$412,000	387,013
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		767,000	776,214
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	769,409
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,059,103
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	1,150,000	1,285,377
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$352,000	262,359
Lloyds Banking Group PLC, 4.75%, 9/21/2031	EUR	630,000	738,612
Lloyds Banking Group PLC, 3.875% to 5/14/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.18%) to 5/14/2032		430,000	483,282
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	776,462
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,595,924
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		499,000	512,618
Morgan Stanley, 3.955%, 3/21/2035	EUR	920,000	1,030,479
Nationwide Building Society, 3.828%, 7/24/2032		930,000	1,037,076
NatWest Group PLC, 3.673%, 8/05/2031		350,000	389,035
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	211,875
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	930,000	1,042,801
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$537,000	546,313
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	807,768
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	1,740,000	1,928,312
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,505,000	2,134,680
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	970,000	1,098,362
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,313,241
UniCredit S.p.A., 4.2%, 6/11/2034	EUR	850,000	942,087
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	639,737
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		564,000	507,473
			$35,194,493
Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	790,000	$886,885
CAB SELAS, 3.375%, 2/01/2028		1,190,000	1,216,953
HCA, Inc., 5.45%, 9/15/2034		$560,000	567,216
HCA, Inc., 5.125%, 6/15/2039		673,000	649,954
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,039,027
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	337,485
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	980,930
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	703,007
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	704,425
			$7,085,882
Medical Equipment – 0.3%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	730,000	$809,984
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		$1,679,000	1,730,755
Medtronic, Inc., 4.15%, 10/15/2053	EUR	270,000	305,527
			$2,846,266

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.7%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$464,700
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	1,730,000	1,946,711
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,454,000	1,306,114
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		1,604,000	1,601,352
Glencore Capital Finance DAC, 4.154%, 4/29/2031	EUR	1,450,000	1,632,787
			$6,951,664
Midstream – 1.3%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$610,000	$644,054
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		894,000	991,477
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		2,336,000	2,219,176
Enbridge, Inc., 5.7%, 3/08/2033		367,000	382,670
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		869,000	952,433
Energy Transfer LP, 5.95%, 5/15/2054		690,000	696,700
Plains All American Pipeline LP, 3.55%, 12/15/2029		839,000	789,756
Plains All American Pipeline LP, 5.7%, 9/15/2034		884,000	904,124
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,565,000	1,599,450
Targa Resources Corp., 4.2%, 2/01/2033		423,000	393,416
Targa Resources Corp., 5.5%, 2/15/2035		351,000	356,371
Targa Resources Corp., 4.95%, 4/15/2052		716,000	633,602
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,750,000	1,819,499
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		954,000	999,078
			$13,381,806
Mortgage-Backed – 9.0%
Fannie Mae, 5%, 8/01/2040		$251,532	$255,821
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		168,810	164,422
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,189,363	1,189,026
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		576,097	539,630
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2053		2,675,530	2,700,256
Fannie Mae, UMBS, 2%, 3/01/2037 - 5/01/2052		7,738,171	6,467,056
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		172,473	161,639
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2053		6,895,419	5,916,789
Fannie Mae, UMBS, 3%, 5/01/2051 - 6/01/2053		7,045,563	6,275,724
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053		4,190,676	3,977,359
Fannie Mae, UMBS, 4.5%, 7/01/2052		362,408	352,881
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2053		412,417	420,000
Fannie Mae, UMBS, 6.5%, 12/01/2053		254,116	261,646
Freddie Mac, 0.329%, 9/25/2026 (i)		62,189,000	281,654
Freddie Mac, 1.479%, 3/25/2027 (i)		1,517,000	46,558
Freddie Mac, 0.43%, 2/25/2028 (i)		46,151,000	475,161
Freddie Mac, 0.251%, 4/25/2028 (i)		46,683,000	236,155
Freddie Mac, 0.253%, 5/25/2028 (i)		47,225,000	257,032
Freddie Mac, 5.995%, 3/25/2029		1,590,478	1,596,977
Freddie Mac, 5.901%, 4/25/2029		2,027,521	2,027,514
Freddie Mac, 1.914%, 4/25/2030 (i)		2,395,024	208,087
Freddie Mac, 1.985%, 4/25/2030 (i)		2,589,254	231,832
Freddie Mac, 1.769%, 5/25/2030 (i)		3,408,930	283,250
Freddie Mac, 1.906%, 5/25/2030 (i)		7,523,890	667,820
Freddie Mac, 1.435%, 6/25/2030 (i)		3,170,959	212,059
Freddie Mac, 1.703%, 8/25/2030 (i)		2,931,170	238,082
Freddie Mac, 1.262%, 9/25/2030 (i)		1,901,519	115,209
Freddie Mac, 1.172%, 11/25/2030 (i)		3,948,102	225,295
Freddie Mac, 0.417%, 1/25/2031 (i)		15,673,301	252,088
Freddie Mac, 0.609%, 3/25/2031 (i)		20,377,350	543,698
Freddie Mac, 1.039%, 7/25/2031 (i)		5,068,698	280,570
Freddie Mac, 0.632%, 9/25/2031 (i)		21,590,988	681,951
Freddie Mac, 0.665%, 12/25/2031 (i)		5,486,706	186,518

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.301%, 11/25/2032 (i)		$33,028,344	$469,782
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		532,488	533,568
Freddie Mac, 5%, 7/01/2041		239,195	245,240
Freddie Mac, 4%, 4/01/2044		26,361	25,460
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 10/01/2053		414,090	426,508
Freddie Mac, UMBS, 2%, 9/01/2036 - 3/01/2052		7,090,898	5,823,070
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 7/01/2052		1,147,490	1,131,983
Freddie Mac, UMBS, 3%, 6/01/2050 - 7/01/2053		2,360,722	2,101,056
Freddie Mac, UMBS, 2.5%, 8/01/2051 - 7/01/2053		5,878,060	5,028,656
Freddie Mac, UMBS, 5%, 8/01/2052 - 4/01/2053		3,078,147	3,058,483
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053		1,329,195	1,262,160
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053		1,505,950	1,517,785
Freddie Mac, UMBS, 6%, 12/01/2052 - 10/01/2053		1,206,571	1,234,016
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		2,853,673	2,494,230
Ginnie Mae, 2%, 1/20/2052 - 5/20/2052		2,230,229	1,878,907
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052		2,597,184	2,350,961
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		993,195	949,187
Ginnie Mae, 3.5%, 10/20/2052 - 12/20/2052		2,178,070	2,027,822
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053		1,705,167	1,703,776
Ginnie Mae, 5.5%, 2/20/2053 - 3/20/2053		1,384,871	1,394,572
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054		1,021,850	1,037,209
Ginnie Mae, 6.503%, 3/20/2064		1,462,759	1,470,814
Ginnie Mae, TBA, 5%, 9/15/2054 - 10/15/2054		950,000	947,884
Ginnie Mae, TBA, 5.5%, 9/15/2054		3,550,000	3,573,279
Ginnie Mae, TBA, 6%, 9/15/2054		1,000,000	1,014,766
Ginnie Mae, TBA, 2%, 9/23/2054		2,914,448	2,455,146
UMBS, TBA, 2%, 9/25/2039 - 10/15/2054		3,500,000	2,953,824
UMBS, TBA, 6.5%, 9/17/2054 - 10/25/2054		4,000,000	4,118,021
UMBS, TBA, 2.5%, 9/25/2054 - 10/25/2054		1,952,562	1,665,894
UMBS, TBA, 6%, 9/25/2054		950,000	967,438
			$93,591,256
Municipals – 0.9%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$875,000	$858,533
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		895,000	822,764
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		2,260,000	2,227,890
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,790,000	1,827,481
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	880,696
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,630,000	1,598,018
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	714,278
			$8,929,660
Natural Gas - Distribution – 0.2%
ENGIE S.A., 3.875%, 12/06/2033	EUR	500,000	$564,412
ENGIE S.A., 3.875%, 3/06/2036		400,000	446,750
ENGIE S.A., 4.25%, 1/11/2043		900,000	999,983
			$2,011,145
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	1,240,000	$1,426,111
APA Infrastructure Ltd., 2.5%, 3/15/2036		1,750,000	1,690,928
			$3,117,039
Network & Telecom – 0.2%
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$1,490,564
TDC Net A/S, 5.186%, 8/02/2029		330,000	379,167
			$1,869,731

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$1,664,000	$1,659,602
Other Banks & Diversified Financials – 1.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$2,004,814
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		700,000	724,097
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	900,000	1,009,920
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$1,143,000	1,202,619
BPCE S.A., 4.5%, 3/15/2025 (n)		900,000	893,845
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,243,563
CaixaBank S.A., 4.375% to 8/08/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.95%) to 8/08/2036	EUR	500,000	551,522
Commerzbank AG, 4.625%, 1/17/2031		100,000	114,951
Commerzbank AG, 4%, 7/16/2032		500,000	555,703
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		1,100,000	1,232,900
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		1,000,000	1,118,870
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,349,371
Deutsche Bank AG, 4%, 6/24/2032	EUR	900,000	987,030
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$1,210,000	1,352,996
KBC Group N.V., 3.75%, 3/27/2032	EUR	800,000	896,731
KBC Group N.V., 6.151%, 3/19/2034	GBP	400,000	533,225
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$1,045,000	1,041,864
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		361,000	374,976
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		939,000	1,009,112
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		515,000	528,252
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		616,000	637,985
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		800,000	753,396
			$20,117,742
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$503,253
AbbVie, Inc., 5.4%, 3/15/2054		611,000	633,187
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		409,000	422,060
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		376,000	388,168
Johnson & Johnson, 3.55%, 6/01/2044	EUR	850,000	949,147
Roche Finance Europe B.V., 3.564%, 5/03/2044		490,000	543,782
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$843,000	892,762
			$4,332,359
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$616,000	$617,037
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$1,531,000	$1,483,772
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		990,000	1,034,353
			$2,518,125
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$620,000	$648,924
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$795,942
Boston Properties LP, REIT, 2.75%, 10/01/2026		380,000	362,042
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	806,336
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	335,968
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		450,000	385,982
			$2,686,270

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.4%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$523,000	$525,987
EPR Properties, REIT, 3.6%, 11/15/2031		1,227,000	1,079,893
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	771,589
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,718,000	1,786,507
			$4,163,976
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	$1,184,617
STORE Capital Corp., REIT, 2.7%, 12/01/2031		190,000	159,441
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		1,124,000	1,068,663
			$2,412,721
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	450,000	$491,660
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	900,519
			$1,392,179
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	1,369,000	$1,410,956
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	841,227
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		322,000	264,015
International Flavors & Fragrances, Inc., 5%, 9/26/2048		434,000	389,822
			$2,906,020
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$1,387,000	$1,040,611
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,558,000	912,084
			$1,952,695
Supermarkets – 0.2%
Kroger Co., 5%, 9/15/2034		$698,000	$695,830
Kroger Co., 5.5%, 9/15/2054		698,000	684,178
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034	GBP	440,000	565,730
			$1,945,738
Supranational – 3.8%
European Union, 3.25%, 7/04/2034	EUR	13,075,000	$14,968,112
European Union, 3.375%, 11/04/2042		4,700,000	5,298,872
European Union, 2.625%, 2/04/2048		5,900,000	5,858,913
European Union, 3.375%, 10/05/2054		12,414,820	13,702,113
			$39,828,010
Telecommunications - Wireless – 0.5%
American Tower Corp., 3.9%, 5/16/2030	EUR	500,000	$561,175
American Tower Corp., 5.45%, 2/15/2034		$1,008,000	1,040,965
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	696,722
T-Mobile USA, Inc., 3.875%, 4/15/2030		657,000	632,097
T-Mobile USA, Inc., 5.75%, 1/15/2034		358,000	379,505
Vodafone Group PLC, 5.625%, 2/10/2053		752,000	750,108
Vodafone International Financing DAC, 3.375%, 8/01/2033	EUR	770,000	848,500
			$4,909,072
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	$1,312,057
Tobacco – 0.3%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,750,000	$1,941,600
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$960,000	980,193
			$2,921,793

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.0%
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031	EUR	910,000	$1,051,917
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	483,700
CMA CGM, 5.5%, 7/15/2029 (n)		1,405,000	1,590,603
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	748,688
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		723,000	764,527
GXO Logistics, Inc., 6.25%, 5/06/2029		176,000	183,624
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	820,825
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,508,382
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,324,723
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		430,000	478,996
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	869,037
United Parcel Service, 5.05%, 3/03/2053		892,000	873,039
			$10,698,061
Trucking – 0.0%
PostNL N.V., 4.75%, 6/12/2031	EUR	290,000	$324,905
U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$11,074,000	$10,455,846
U.S. Treasury Bonds, 4.75%, 11/15/2053		4,000,000	4,357,500
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		7,627,208	7,553,951
U.S. Treasury Notes, 4.875%, 10/31/2030 (f)		4,968,000	5,261,422
			$27,628,719
Utilities - Electric Power – 2.4%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		$1,584,000	$1,364,103
Adani Transmission Ltd., 4.25%, 5/21/2036		981,500	857,742
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	343,442
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,137,122
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	218,795
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	161,558
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,158,777
Bruce Power LP, 4.7%, 6/21/2031		510,000	385,714
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$1,711,000	1,552,522
Duke Energy Corp., 3.75%, 4/01/2031	EUR	1,210,000	1,339,273
Duke Energy Florida LLC, 6.2%, 11/15/2053		$793,000	886,541
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	1,577,200
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	484,233
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,414,000	1,206,958
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	1,030,000	1,147,921
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$239,000	251,695
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	833,000	976,392
EPH Financing International A.S., 5.875%, 11/30/2029		1,313,000	1,502,523
Eversource Energy, 5.5%, 1/01/2034		$875,000	893,196
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	475,965
Georgia Power Co., 4.95%, 5/17/2033		1,276,000	1,289,865
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	253,829
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	660,000	736,476
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$623,000	651,441
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	395,362
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		1,142,000	1,146,021
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		626,400	638,587
WEC Energy Group, Inc., 1.8%, 10/15/2030		930,000	792,706
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	501,920
Xcel Energy, Inc., 5.5%, 3/15/2034		622,000	636,919
			$24,964,798
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,011,000	$2,974,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Investor Owned – 0.1%
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	$780,000	$821,103
Total Bonds		$1,010,992,033
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.35% (v)	21,043,287	$21,049,600
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	$ 57,059,212	EUR 47,060,000	$29,270
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	57,059,212	47,060,000	29,271
Total Purchased Options					$58,541
Other Assets, Less Liabilities – 0.4%	3,670,804
Net Assets – 100.0%	$1,035,770,978
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,049,600 and $1,011,050,574, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $229,285,899, representing 22.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 8/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	7,059,587	USD	5,234,471	HSBC Bank	10/18/2024	$11,257
CAD	4,410,177	USD	3,232,746	State Street Bank Corp.	10/18/2024	44,299
CHF	9,120,964	USD	10,526,965	Citibank N.A.	10/18/2024	260,225
EUR	4,123,207	USD	4,487,539	Citibank N.A.	10/18/2024	79,678
EUR	26,615,328	USD	29,089,743	HSBC Bank	10/18/2024	391,676
EUR	554,817	USD	607,466	JPMorgan Chase Bank N.A.	10/18/2024	7,096
EUR	12,362,867	USD	13,561,604	State Street Bank Corp.	10/18/2024	132,567
GBP	7,157,792	USD	9,275,592	HSBC Bank	10/18/2024	128,077
GBP	4,596,700	USD	5,899,863	JPMorgan Chase Bank N.A.	10/18/2024	139,130
GBP	2,054,186	USD	2,615,692	Merrill Lynch International	10/18/2024	83,029
GBP	2,479,396	USD	3,213,268	State Street Bank Corp.	10/18/2024	44,080
IDR	83,521,894,994	USD	5,101,571	Citibank N.A.	11/01/2024	289,350
JPY	1,631,358,308	USD	10,585,387	JPMorgan Chase Bank N.A.	10/18/2024	646,746
JPY	612,960,592	USD	4,016,224	Merrill Lynch International	10/18/2024	204,097
JPY	547,291,031	USD	3,499,923	State Street Bank Corp.	10/18/2024	268,253
NOK	284,864,014	USD	26,575,262	State Street Bank Corp.	10/18/2024	308,310
NZD	521,000	USD	314,810	NatWest Markets PLC	10/18/2024	10,942
SEK	2,098,000	USD	199,916	Barclays Bank PLC	10/18/2024	4,901
USD	15,500,182	AUD	22,815,288	State Street Bank Corp.	10/18/2024	41,476
USD	7,682,563	COP	31,075,966,991	Goldman Sachs International	10/15/2024	293,257
USD	1,367,866	EUR	1,224,474	HSBC Bank	10/18/2024	11,534
USD	1,600,975	EUR	1,442,137	JPMorgan Chase Bank N.A.	10/18/2024	3,541
USD	698,809	EUR	627,058	State Street Bank Corp.	10/18/2024	4,225
USD	7,910,596	MXN	142,608,519	State Street Bank Corp.	10/18/2024	718,966
						$4,126,712
Liability Derivatives
AUD	3,806,524	USD	2,582,729	HSBC Bank	10/18/2024	$(3,584)
AUD	3,792,652	USD	2,576,640	State Street Bank Corp.	10/18/2024	(6,895)
BRL	1,638,467	USD	294,952	Citibank N.A.	9/27/2024	(5,004)
COP	31,075,966,991	USD	7,661,728	Citibank N.A.	10/15/2024	(272,422)
EUR	864,820	USD	967,860	HSBC Bank	10/18/2024	(9,910)
EUR	513,314	USD	571,678	UBS AG	10/18/2024	(3,087)
GBP	1,981,918	USD	2,620,519	JPMorgan Chase Bank N.A.	10/18/2024	(16,742)
IDR	40,456,088,967	USD	2,613,105	Goldman Sachs International	11/01/2024	(1,867)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	379,431,434	USD	2,639,231	Citibank N.A.	10/18/2024	$(26,792)
JPY	468,023,241	USD	3,248,665	State Street Bank Corp.	10/18/2024	(26,258)
MXN	75,735,189	USD	4,186,321	Merrill Lynch International	10/18/2024	(367,058)
NZD	28,219,070	USD	17,664,836	State Street Bank Corp.	10/18/2024	(21,088)
SEK	26,585,875	USD	2,621,560	Merrill Lynch International	10/18/2024	(26,119)
USD	9,898,547	AUD	15,145,606	Citibank N.A.	10/18/2024	(363,496)
USD	74,282,496	CAD	101,508,719	State Street Bank Corp.	10/18/2024	(1,145,011)
USD	10,485,261	CHF	8,993,104	State Street Bank Corp.	10/18/2024	(150,711)
USD	37,874,110	CNH	273,470,014	Citibank N.A.	10/18/2024	(891,158)
USD	22,254,552	CNH	159,627,710	State Street Bank Corp.	10/18/2024	(373,198)
USD	7,998,429	CZK	186,036,979	Citibank N.A.	10/18/2024	(225,162)
USD	2,610,574	CZK	60,315,201	HSBC Bank	10/18/2024	(55,603)
USD	541,183	EUR	498,055	Citibank N.A.	10/18/2024	(10,506)
USD	1,812,947	EUR	1,658,242	HSBC Bank	10/18/2024	(23,864)
USD	5,322,274	EUR	4,889,277	JPMorgan Chase Bank N.A.	10/18/2024	(93,508)
USD	324,347,479	EUR	296,754,081	State Street Bank Corp.	10/18/2024	(4,362,784)
USD	33,734,859	GBP	25,958,636	Merrill Lynch International	10/18/2024	(368,739)
USD	1,193,809	GBP	919,408	State Street Bank Corp.	10/18/2024	(14,080)
USD	9,504,203	HUF	3,435,959,396	State Street Bank Corp.	10/18/2024	(145,679)
USD	72,215,195	JPY	11,315,536,042	Merrill Lynch International	10/18/2024	(5,693,867)
USD	7,038,278	JPY	1,052,162,447	State Street Bank Corp.	10/18/2024	(206,009)
USD	53,703,069	KRW	73,950,200,661	Barclays Bank PLC	11/01/2024	(1,864,442)
USD	288,169	NZD	476,900	Deutsche Bank AG	10/18/2024	(10,009)
USD	16,946,228	NZD	27,796,879	State Street Bank Corp.	10/18/2024	(433,548)
USD	18,374,323	SEK	192,700,009	State Street Bank Corp.	10/18/2024	(437,979)
						$(17,656,179)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	915	$119,016,263	September – 2024	$1,809,270
Long Gilt 10 yr	Long	GBP	10	1,296,227	December – 2024	1,596
						$1,810,866
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	91	$7,699,195	December – 2024	$(26,975)
Euro-Bund 10 yr	Short	EUR	407	60,245,814	September – 2024	(1,320,392)
Euro-Buxl 30 yr	Short	EUR	84	12,490,666	September – 2024	(452,475)
Euro-Schatz 2 yr	Short	EUR	601	70,573,412	September – 2024	(712,225)
U.S. Treasury Bond 30 yr	Long	USD	106	13,051,250	December – 2024	(166,449)
U.S. Treasury Note 10 yr	Long	USD	192	21,804,000	December – 2024	(134,989)
U.S. Treasury Note 2 yr	Long	USD	558	115,811,157	December – 2024	(117,684)
U.S. Treasury Note 5 yr	Long	USD	293	32,053,742	December – 2024	(94,857)
U.S. Treasury Ultra Note 10 yr	Long	USD	225	26,423,437	December – 2024	(167,989)
						$(3,194,035)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,350,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$88,495	$151,231	$239,726
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch,and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the three rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the four rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.  Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At August 31, 2024, the fund had cash collateral of $9,897,000 and other liquid securities with an aggregate value of $4,245,055 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2024, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$27,628,719	$—	$27,628,719
Non - U.S. Sovereign Debt	—	493,701,634	—	493,701,634
Municipal Bonds	—	9,750,763	—	9,750,763
U.S. Corporate Bonds	—	155,538,822	—	155,538,822
Residential Mortgage-Backed Securities	—	102,031,691	—	102,031,691
Commercial Mortgage-Backed Securities	—	27,430,856	—	27,430,856
Asset-Backed Securities (including CDOs)	—	40,783,377	—	40,783,377
Foreign Bonds	—	154,184,712	—	154,184,712
Mutual Funds	21,049,600	—	—	21,049,600
Total	$21,049,600	$1,011,050,574	$—	$1,032,100,174
Other Financial Instruments
Futures Contracts – Assets	$1,810,866	$—	$—	$1,810,866
Futures Contracts – Liabilities	(3,194,035)	—	—	(3,194,035)
Forward Foreign Currency Exchange Contracts – Assets	—	4,126,712	—	4,126,712
Forward Foreign Currency Exchange Contracts – Liabilities	—	(17,656,179)	—	(17,656,179)
Swap Agreements – Assets	—	239,726	—	239,726
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,501,918	$470,333,922	$504,781,771	$(6,951)	$2,482	$21,049,600
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,154,976	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2024, are as follows:
United States	38.7%
Japan	7.6%
Canada	6.5%
Italy	5.5%
South Korea	5.5%
Spain	4.3%
United Kingdom	4.1%
Supranational	3.9%
Australia	3.8%
Other Countries	20.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.